STOCKHOLDERS' EQUITY/NET PARENT INVESTMENT (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 09, 2023 $ / shares shares	Sep. 12, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) Item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Preferred stock, shares authorized | shares		1,000,000,000
Preferred stock, par value | $ / shares		$ 0.00001
Repurchase amount of stock				$ 100,000	$ 0
Accumulated Other Comprehensive Income (Loss), Net of Tax				(332)	(69,889)
TKO OpCos Activity [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Noncontrolling Interest in Net Income (Loss) Other Noncontrolling Interests, Nonredeemable					568,100
Accumulated Other Comprehensive Income (Loss), Net of Tax					800
Businesses Activity [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Noncontrolling Interest in Net Income (Loss) Other Noncontrolling Interests, Nonredeemable				$ 1,600,700	1,457,700
Accumulated Other Comprehensive Income (Loss), Net of Tax					$ 70,700
Not having rights to the Businesses activity [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Noncontrolling Interest in Net Income (Loss) Other Noncontrolling Interests, Nonredeemable		$ 1,552,100
Accumulated Other Comprehensive Income (Loss), Net of Tax		$ 67,800
Common Class A [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Common stock, shares authorized | shares		5,000,000,000		5,000,000,000	5,000,000,000
Common stock, par value | $ / shares		$ 0.00001		$ 0.00001	$ 0.00001
Common stock, number of votes per share | Item				1
Common stock, shares issued | shares				82,292,902	0
Common Class A [Member] | Secondary Offering [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Shares issued | shares				0
Price per share | $ / shares				$ 76.41
Value of shares issued				$ 0
Shares repurchased | shares				1,308,729
Repurchase amount of stock				$ 100,000
Common Class B [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Common stock, shares authorized | shares		5,000,000,000		5,000,000,000	5,000,000,000
Common stock, par value | $ / shares		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, number of votes per share | Item				1
Common stock, shares issued | shares				89,616,891	0
EGH [Member] | Common Class B [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Common stock, shares issued | shares		89,616,891
WWE [Member] | Common Class A [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Common stock, par value | $ / shares				$ 0.01
Common stock, shares issued | shares		83,161,123
Vincent K McMahon [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Cash contributions				$ 5,800	$ 9,000
Vincent K McMahon [Member] | Common Class A [Member] | Secondary Offering [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Shares issued | shares	8,400,000
Price per share | $ / shares	$ 79.8
Revolving Credit Facility [Member]
STOCKHOLDERS'/MEMBERS' EQUITY [Line Items]
Borrowings from line of credit			$ 100,000		$ 100,000